5. Time Deposits (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Time Deposits Details
2016	$ 97,586
2017	27,702
2018	24,122
2019	3,019
2020 and thereafter	4,463
Total	$ 156,892